Loans Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Loans
10.1 Details of loans as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Loans measured at amortized cost	￦	420,910,259	￦	440,137,603
Deferred loan origination fees and costs		674,069		551,524
Less: Allowances for credit losses		(3,684,055)		(4,158,625)

	￦	417,900,273	￦	436,530,502

Summary of Loans for other Banks
10.2 Details of loans to banks as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Loans measured at amortized cost	￦	8,325,177	￦	9,751,737
Less: Allowances for credit losses		(443)		(1,951)

	￦	8,324,734	￦	9,749,786

Summary of Loan Types and Customer Types of Loans to Customers other than Banks
10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	184,872,384	￦	162,081,901	￦	—	￦	346,954,285
Loans in foreign currencies		3,990,253		20,865,495		—		24,855,748
Domestic import usance bills		—		3,311,142		—		3,311,142
Off-shore funding loans		—		1,064,623		—		1,064,623
Call loans		—		902,301		—		902,301
Bills bought in Korean won		—		2,209		—		2,209
Bills bought in foreign currencies		—		2,001,046		—		2,001,046
Guarantee payments under acceptances and guarantees		7		20,773		—		20,780
Credit card receivables in Korean won		—		—		20,766,340		20,766,340
Credit card receivables in foreign currencies		—		—		57,980		57,980
Bonds purchased under repurchase agreements		—		4,855,194		—		4,855,194
Privately placed bonds		—		758,557		—		758,557
Factored receivables		113		458		—		571
Lease receivables		778,425		513,714		—		1,292,139
Loans for installment credit		6,265,896		150,340		—		6,416,236

		195,907,078		196,527,753		20,824,320		413,259,151

Proportion (%)		47.40		47.56		5.04		100.00
Less: Allowances for credit losses		(1,004,995)		(1,886,473)		(792,144)		(3,683,612)

	￦	194,902,083	￦	194,641,280	￦	20,032,176	￦	409,575,539

	December 31, 2022
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	181,125,018	￦	177,396,151	￦	—	￦	358,521,169
Loans in foreign currencies		4,668,207		26,052,080		—		30,720,287
Domestic import usance bills		—		4,499,072		—		4,499,072
Off-shore funding loans		—		908,266		—		908,266
Call loans		—		119,066		—		119,066
Bills bought in Korean won		—		285,727		—		285,727
Bills bought in foreign currencies		—		1,780,873		—		1,780,873
Guarantee payments under acceptances and guarantees		1		18,459		—		18,460
Credit card receivables in Korean won		—		—		22,562,217		22,562,217
Credit card receivables in foreign currencies		—		—		47,376		47,376
Bonds purchased under repurchase agreements		—		3,028,657		—		3,028,657
Privately placed bonds		—		853,986		—		853,986
Factored receivables		111		4		—		115
Lease receivables		576,165		558,318		—		1,134,483
Loans for installment credit		5,915,223		542,413		—		6,457,636

		192,284,725		216,043,072		22,609,593		430,937,390

Proportion (%)		44.62		50.13		5.25		100.00
Less: Allowances for credit losses		(1,335,388)		(1,983,444)		(837,842)		(4,156,674)

	￦	190,949,337	￦	214,059,628	￦	21,771,751	￦	426,780,716

Summary of Changes in Deferred Loan Origination Fees and Costs
10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	673,957	￦	418,732	￦	(424,785)	￦	—	￦	667,904
Others 1		95,590		44,728		(63,619)		(4)		76,695

		769,547		463,460		(488,404)		(4)		744,599

Deferred loan origination fees
Loans in Korean won		9,148		11,909		(3,556)		—		17,501
Others 2		44,072		32,667		(27,332)		3,622		53,029

		53,220		44,576		(30,888)		3,622		70,530

	￦	716,327	￦	418,884	￦	(457,516)	￦	(3,626)	￦	674,069

	2022
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	667,904	￦	291,342	￦	(380,718)	￦	—	￦	578,528
Others 1		76,695		38,913		(47,445)		4		68,167

		744,599		330,255		(428,163)		4		646,695

Deferred loan origination fees
Loans in Korean won		17,501		23,780		(13,117)		—		28,164
Others 2		53,029		49,245		(37,730)		2,463		67,007

		70,530		73,025		(50,847)		2,463		95,171

	￦	674,069	￦	257,230	￦	(377,316)	￦	(2,459)	￦	551,524

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.